ETF OPPORTUNITIES TRUST

Formidable ETF (FORH)

Formidable Dividend and Income ETF (FODI)

Formidable Fortress ETF (KONG)

(the “Funds”)

Supplement dated December 1, 2025
To the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)
dated July 31, 2025
(as may be supplemented from time to time)

Effective December 19, 2025, the Funds’ shares will be listed on the Cboe BZX Exchange, Inc. Therefore, all references to NYSE Arca in the Funds’ Summary Prospectuses, Prospectus and SAI are hereby deleted and replaced with Cboe BZX Exchange, Inc, effective December 19, 2025.

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If you have questions or need assistance, please contact your financial advisor directly or the Funds toll-free at 833-600-5704.

This Supplement and the existing Summary Prospectuses, Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Summary Prospectus, Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling the Funds toll-free at 833-600-5704.